Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Compensation and Various Related Expenses for members of Executive Board

Fixed compensation

In EUR thousand	2018	2017	2016
Alex Wynaendts	1,295	1,269	1,269

Matt Rider [1]	918	560	-

Darryl Button	-	-	933
Total fixed compensation	2,213	1,829	2,202

[1]

Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Fixed compensation is disclosed for the period that Mr. Rider has been part of the Executive Board. The base salary of Mr Rider in 2017 was EUR 900 on an annualized basis.

Conditional variable compensation awards

In EUR thousand	2018	2017	2016
Alex Wynaendts	1,062	1,147	1,044

Matt Rider [1]	760	499	-

Darryl Button [2]	-	-	747
Total conditional variable compensation awards	1,822	1,646	1,791

[1]

Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Conditional variable compensation is disclosed for the period that Mr. Rider has been part of the Executive Board. The conditional variable compensation award of Mr Rider in 2017 was EUR 802 on an annualized basis.

[2]

Mr. Button stepped down as CFO and member of Aegon’s Executive Board on December 1, 2016. Conditional variable compensation is disclosed for the period that Mr. Button has been part of the Executive Board and are reflective of his time with Aegon until December 1, 2016. Amounts are based on USD, converted to EUR, based on annual average exchange rates. Expenses recognized under IFRS accounting treatment in the income statement for Mr. Button for 2016 amount to EUR 1,237.

Detailed Information About Conditionally Awarded Cash And Shares of the Members of the Executive Board

The table below illustrates all the conditionally awarded cash and shares of the members of the Executive Board, and the years in which each component will be paid out and/or vest, subject to the conditions as mentioned:

	Conditional granted
	performance related
	remuneration	Timing of vesting, subject to targets and conditions
Shares by reference period		2016	2017	2018	2019	2020	2021	2022
Alex Wynaendts

2007	9,253 [8]	9,253	-	-	-	-	-	-

2012[1]	32,555	32,555	-	-	-	-	-	-

2013[2]	41,962	20,981	20,981	-	-	-	-	-

2014[3]	37,268	13,552	13,552	10,164 [10]	-	-	-	-

2015[4]	75,549	30,219	15,110	15,110	15,110	-	-	-

2016[5]	101,805	-	40,722	20,361	20,361	20,361	-	-

2017[6]	109,330	-	-	43,732	21,866	21,866	21,866	-

2018[7]	98,282	-	-	-	39,314	19,656	19,656	19,656
Total number of shares [9]	506,004	106,560	90,365	89,367	96,651	61,883	41,522	19,656
Matt Rider

2017[6]	47,539	-	-	19,015	9,508	9,508	9,508	-

2018[7]	70,272	-	-	-	28,110	14,054	14,054	14,054
Total number of shares [9]	117,811	-	-	19,015	37,618	23,562	23,562	14,054
Darryl Button

2013[2]	19,144	9,572	9,572	-	-	-	-	-

2014[3]	25,956	8,652	8,652	8,652	-	-	-	-

2015[4]	59,054	23,621	11,811	11,811	11,811	-	-	-

2016[5]	74,038	-	29,614	14,808	14,808	14,808	-	-
Total number of shares [9]	178,192	41,845	59,649	35,271	26,619	14,808	-	-
Jan J. Nooitgedagt

2012[2]	22,370	22,370	-	-	-	-	-	-

2013[3]	17,652	8,826	8,826	-	-	-	-	-
Total number of shares [9]	40,022	31,196	8,826	-	-	-	-	-

	Conditional granted
	performance related
	remuneration	Timing of vesting, subject to targets and conditions
Cash (in EUR)		2016	2017	2018	2019	2020	2021	2022
Alex Wynaendts

2012	101,768	101,768	-	-	-	-	-	-

2013	206,326	103,163	103,163	-	-	-	-	-

2014	251,155	91,329	91,329	68,497 [10]	-	-	-	-

2015	461,305	184,522	92,261	92,261	92,261	-	-	-

2016	522,060	-	208,824	104,412	104,412	104,412	-	-

2017	573,550	-	-	229,420	114,710	114,710	114,710	-

2018	531,219	-	-	-	212,490	106,243	106,243	106,243
Total cash	2,647,383	480,782	495,577	494,590	523,873	325,365	220,953	106,243
Matt Rider

2017	249,390	-	-	99,756	49,878	49,878	49,878	-

2018	379,823	-	-	-	151,931	75,964	75,964	75,964
Total cash	629,213	-	-	99,756	201,809	125,842	125,842	75,964
Darryl Button

2013	93,534	46,767	46,767	-	-	-	-	-

2014	180,072	60,024	60,024	60,024	-	-	-	-

2015	392,155	156,862	78,431	78,431	78,431	-	-	-

2016	373,369	-	149,347	74,674	74,674	74,674	-	-
Total cash	1,039,130	263,653	334,569	213,129	153,105	74,674	-	-
Jan J. Nooitgedagt

2012	69,929	69,929	-	-	-	-	-	-

2013	86,792	43,396	43,396	-	-	-	-	-
Total cash	156,721	113,325	43,396	-	-	-	-	-

[1]	The number of shares is based on a volume weighted average price of EUR 3.126. After vesting a 3 year holding period applies to shares vested.
[2]	The number of shares is based on a volume weighted average price of EUR 4.917. After vesting a 3 year holding period applies to shares vested.
[3]	The number of shares is based on a volume weighted average price of EUR 6.739. After vesting a 3 year holding period applies to shares vested.
[4]	The number of shares is based on a volume weighted average price of EUR 6.106. After vesting a 3 year holding period applies to shares vested.
[5]	The number of shares is based on a volume weighted average price of EUR 5.128. After vesting a 3 year holding period applies to shares vested.
[6]	The number of shares is based on a volume weighted average price of EUR 5.246. After vesting a 3 year holding period applies to shares vested.
[7]	The number of shares is based on a volume weighted average price of EUR 5.405. After vesting a 3 year holding period applies to shares vested.
[8]

During the vesting period, dividend payments on these shares are deposited in blocked savings accounts on behalf of the executive members. For active members of the Executive Board 50% of the shares vested in 2012 and 50% vested in 2016.

[9]

The shares that were allocated, vested with the acceptance of the Annual Accounts at the AGM in the year of vesting. The vesting price (in EUR) was: 4.5020 on 20 May 2016, 4.4230 on 19 May 2017 and 5.848 on 18 May 2018.

[10]

In line with the Aegon Group Global Remuneration Framework, it was agreed to adjust Mr Wynaendt’s 2014 variable compensation award downwards by 3,388 shares and EUR 22,832 to reflect the outcome of a regulatory matter relating to the company.

Information About Other Benefits
Other benefits

In EUR thousand	2018	2017	2016
Alex Wynaendts	195	165	178

Matt Rider [1]	46	59	-

Darryl Button [2]	-	-	739
Total other benefits	240	224	917

[1]

Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Other benefits are disclosed for the period that Mr. Rider has been part of the Executive Board. The other benefits for Mr Rider in 2017 was EUR 95 on an annualized basis.

[2]

Mr. Button stepped down as CFO and member of Aegon’s Executive Board on December 1, 2016. Other benefits are disclosed for the period that Mr. Button has been part of the Executive Board and are reflective of his time with Aegon December 1, 2016. These benefits also included expenses related to his expatriation and commuter assignment from the United States to the Netherlands, borne by the Group.

Information About Pension Contributions

Pension contributions

In EUR thousand	2018	2017	2016
Alex Wynaendts [1]	1,681	1,670	1,631

Matt Rider [2]	367	224	-

Darryl Button [3]	-	-	375
Total pension contributions	2,048	1,894	2,006

[1]

The increase Mr. Wynaendts’ fixed compensation in 2016 and 2018 resulted in a back service liability of EUR 1,361 and EUR 340 respectively. The 2016 back service liability is expensed over 2016-2019 (2018: EUR 442; 2017: EUR 432; 2016: EUR 416).

[2]	Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Pension contributions are disclosed for the period that Mr. Rider has been part of the Executive Board.
[3]

Mr. Button stepped down as CFO and member of Aegon’s Executive Board on December 1, 2016. Pension contributions are disclosed for the period that Mr. Button has been part of the Executive Board and are reflective of his time with Aegon until December 1, 2016. Expenses recognized under IFRS accounting treatment in the income statement for Mr. Button for 2016 amount to EUR 375 (2015: EUR 215).

Information About Remuneration retired Members of Supervisory Board

Remuneration of active and retired members of the Supervisory Board

In EUR	2018	2017	2016
William L. Connelly (as of May 19, 2017)	119,000	60,125	-

Robert W. Dineen	100,500	104,000	115,000

Mark A. Ellman (as of May 19, 2017)	103,000	70,125	-

Ben J. Noteboom	86,000	101,500	109,000

Ben van der Veer	101,000	106,000	109,000

Corien M. Wortmann-Kool	103,000	100,750	90,000

Dona D. Young	120,500	115,500	113,000
Total for active members	733,000	658,000	536,000
Irving W. Bailey, II (up to May 20, 2016)	-	-	53,625

Shemaya Levy (up to May 19, 2017)	-	40,375	95,250

Robert J. Routs (up to May 18, 2018)	47,625	134,000	140,000

Dirk P.M. Verbeek (up to May 18, 2018)	28,750	100,000	111,000
Total remuneration	809,375	932,375	935,875
VAT liable on Supervisory Board remuneration	169,969	195,799	196,534
Total	979,344	1,128,174	1,132,409

Common shares held by Supervisory Board members

Common shares held by Supervisory Board members

Shares held in Aegon at December 31	2018	2017
Robert W. Dineen	10,000	10,000

Ben J. Noteboom	23,500	23,500

Ben van der Veer	1,450	1,450

Dirk P.M. Verbeek	1,011	1,011

Dona D. Young	13,260	13,260
Total	49,221	49,221